ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2022	2023	2024
Beginning balance	$45,146	$76,677	$75,519
Warranty provision	68,411	27,944	35,694
Warranty costs incurred	(31,943)	(21,011)	(20,404)
Foreign exchange effect	(4,937)	(8,091)	(6,682)
Ending balance	$76,677	$75,519	$84,127